Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components Of Income Before Income Tax By Geography
The components of our Loss from continuing operations before income tax by geography for the years ended December 31, 2017, 2016 and 2015 are as follows (in thousands):

	2017	2016	2015
United States	$(1,866,222)	$(4,309,211)	$(626,740)
International	383,218	385,355	(811,124)
Total (loss) income from continuing operations before income tax	$(1,483,004)	$(3,923,856)	$(1,437,864)

Schedule of Income Tax
Income tax from continuing operations consists of the following for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Current:
U.S. Federal	$(86,478)	$18,369	$(308,909)
U.S. State	(6,462)	9,501	(5,600)
International	(1,224)	22,851	16,722
Total current income tax	$(94,164)	$50,721	$(297,787)
Deferred:
U.S. Federal	$(124,682)	$(661,484)	$(779,757)
U.S. State	(3,225)	(239)	(70,221)
International	(28,222)	(83,619)	(9,376)
Total deferred income tax	$(156,129)	$(745,342)	$(859,354)
Excess tax benefits of stock compensation exercised	$—	$(5,463)	$19,676
Valuation allowance	—	—	—
Total income tax	$(250,293)	$(700,084)	$(1,137,465)

Schedule Of Reconciliation Of Income Tax At Federal Statutory Income Tax Rate To Total Income Tax Provision
A reconciliation of income tax from continuing operations at the U.S. federal statutory income tax rate to the total income tax provision from continuing operations for the years ended December 31, 2017, 2016 and 2015 is as follows (in thousands):

	2017	2016	2015
Notional U.S. federal income tax provision at the statutory rate	$(519,051)	$(1,373,350)	$(503,271)
State income tax, net of federal benefit	(11,473)	5,182	(45,823)
U.S. tax reform impact	(36,216)	—	—
Uncertain tax positions	58,120	(18,111)	30,974
Residual tax on non-U.S. net earnings	(1,350,811)	(301,666)	(359,831)
Effects of outside basis differences	—	(636,134)	(786,130)
Non-deductible goodwill impairment	60,808	926,881	248,403
Change in valuation allowance	1,648,836	762,604	278,339
Intra-entity transfers of assets	(53,509)	(92,859)	—
International Pharmaceuticals segment divestitures	(56,092)	—	—
Other	9,095	27,369	(126)
Income tax	$(250,293)	$(700,084)	$(1,137,465)

Schedule of Deferred Tax Assets and Liabilities
Excluding assets and liabilities held for sale, the significant components of the net deferred income tax liability shown on the balance sheets as of December 31, 2017 and 2016 are as follows (in thousands):

	2017	2016
Deferred tax assets:
Accrued expenses and customer allowances	$299,142	$232,101
Compensation related to stock options	20,108	24,246
Deferred interest expense	46,230	57,440
Fixed assets and intangible assets	484,313	55,473
Loss on capital assets	49,585	9,904
Net operating loss carryforward	7,183,651	4,410,386
Other	32,356	30,262
Research and development credit carryforward	4,838	4,244
Tax credit carryforwards	1,516	4,520
Uncertain tax positions	4,364	10,562
Total gross deferred income tax assets	$8,126,103	$4,839,138
Deferred tax liabilities:
Other	$(2,042)	$—
Outside basis difference	(92,635)	(182,409)
Total gross deferred income tax liabilities	$(94,677)	$(182,409)
Valuation allowance	(8,062,975)	(4,841,209)
Net deferred income tax liability	$(31,549)	$(184,480)

Summary of Tax Credit Carryforwards
At December 31, 2017, the Company had the following significant deferred tax assets for net operating and capital loss carryforwards, net of unrecognized tax benefits (in thousands):

Jurisdiction	2017	Begin to Expire
Ireland	$43,965	indefinite
Luxembourg	$6,847,805	2034
United States:
Federal-ordinary losses	$115,518	2020
Federal-capital losses	$27,114	2022
State-ordinary losses	$172,439	2018
State-capital losses	$20,920	2026

Summary of Valuation Allowance

	Balance at Beginning of Period	Additions, Costs and Expenses	Deductions, Write-offs	Other (1)	Balance at End of Period
Valuation Allowance For Deferred Tax Assets:
Year Ended December 31, 2015	$40,646	$386,087	$(17,106)	$17,364	$426,991
Year Ended December 31, 2016	$426,991	$4,416,478	$(2,039)	$(221)	$4,841,209
Year Ended December 31, 2017	$4,841,209	$3,811,982	$—	$(590,216)	$8,062,975
__________

(1)	Represents opening balances of businesses acquired in the period and, for the year ended December 31, 2017, changes in the statutory U.S. Federal corporate income tax rate.
At December 31, 2017, the Company had the following significant valuation allowances (in thousands):

Jurisdiction	2017
Canada	$2,228
Ireland	$99,194
Luxembourg	$6,847,805
United States	$1,110,172

Schedule Of Reconciliation Of Change In Uncertain Tax Benefits
The following table summarizes the activity related to unrecognized income tax benefits (in thousands):

Unrecognized Tax Benefit Federal, State, and Foreign Tax
UTB Balance at January 1, 2015	$105,330
Gross additions for current year positions	65,439
Gross reductions for prior period positions	(234)
Gross additions for prior period positions	3,460
Decrease due to lapse of statute of limitations	(75)
Additions related to acquisitions	150,152
Currency translation adjustment	(7,825)
UTB Balance at December 31, 2015	$316,247
Gross additions for current year positions	142,778
Gross reductions for prior period positions	(35,888)
Gross additions for prior period positions	2,111
Decrease due to lapse of statute of limitations	(3,085)
Additions related to acquisitions	2,350
Currency translation adjustment	88
UTB Balance at December 31, 2016	$424,601
Gross additions for current year positions	44,293
Gross reductions for prior period positions	(64,887)
Gross additions for prior period positions	22,765
Decrease due to lapse of statute of limitations	(13,151)
Additions related to acquisitions	—
Currency translation adjustment	2,330
UTB Balance at December 31, 2017	$415,951
Accrued interest and penalties	19,185
Total UTB balance including accrued interest and penalties	$435,136
Current portion	$17,100
Non-current portion	$418,036

Summary of Income Tax Examinations
As of December 31, 2017, we may be subject to examination in the major tax jurisdictions:

Jurisdiction	Open Years
Canada	2013 through 2017
India	2012 through 2017
Ireland	2014 through 2017
Luxembourg	2013 through 2017
United States - federal, state and local	2006 through 2017